Intangible Assets	6 Months Ended
Jun. 30, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets

NOTE 7: INTANGIBLE ASSETS

Time charters with favorable terms consist of the charter out contracts acquired in relation to containerships purchased and are analyzed as following:

Time charters with favorable terms	June 30, 2019	December 31, 2018
Acquisition cost	$71,535	$71,535
Accumulated amortization	(55,861)	(46,185)
Time charters with favorable terms net book value	$15,674	$25,350

Amortization expense for the three and six month periods ended June 30, 2019 amounted to $4,642 and $9,676, respectively and is included under “Depreciation and Amortization” in the condensed consolidated statements of income.  Amortization expense for the comparable periods in 2018 amounted to $8,952 and $18,796, respectively and is included under “Depreciation and Amortization” in the condensed consolidated statements of income.

The remaining aggregate amortization of acquired intangibles as of June 30, 2019 was as follows:

Description	Within one year	Year Two	Total
Time charters with favorable terms	$15,674	$—	$15,674
Total amortization	$15,674	$—	$15,674

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average remaining useful lives for time charters with favorable terms are 0.9 years.